Total Equity (Reclassifications out of Accumulated Other Comprehensive Income (Loss)) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of Sales	$ 1,298.0				$ 1,386.8					$ 5,717.5	$ 5,434.6	$ 5,213.9
Net income attributable to Company common shareholders	(315.4)	13.8	5.7	8.2	(45.8)	(15.7)	(22.9)	17.7	24.9	(18.1)	4.0	54.5
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to Company common shareholders	0.9				2.9					18.9
Reclassification out of Accumulated Other Comprehensive Income [Member] | Change in Fair Value of Derivatives [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of Sales	0				0.2					0.7
Net income attributable to Company common shareholders	0				0.2					0.7
Reclassification out of Accumulated Other Comprehensive Income [Member] | Amortization of Defined Pension Items [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Prior service cost	0.2				2.3					1.7
Net loss	0.7				0.4					16.5
Net income attributable to Company common shareholders	$ 0.9				$ 2.7					$ 18.2